Note 8 - Loans Receivable, Net and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	December 31, 2016	December 31, 2015
Real estate loans:
One-to-four family residential:
Owner occupied	$5,389	$5,777
Non-owner occupied	51,893	51,036
Total one-to-four family residential	57,282	56,813
Multi-family (five or more) residential	14,641	12,402
Commercial real estate	77,730	49,765
Construction	15,355	16,100
Home equity	4,775	7,409
Total real estate loans	169,783	142,489

Commercial business	9,295	2,576
Other consumer	26	71
Total Loans	179,104	145,136

Deferred loan fees and costs	(692)	(518)
Allowance for loan losses	(1,605)	(1,313)
Net Loans	$176,807	$143,305

Financing Receivable Credit Quality Indicators [Table Text Block]
	December 31, 2016
	Pass	Special Mention	Substandard	Doubtful	Total
One-to-four family residential owner occupied	$5,389	$--	$--	$--	$5,389
One-to-four family residential non-owner occupied	50,864	122	907	--	51,893
Multi-family residential	14,641	--	--	--	14,641
Commercial real estate	76,281	117	1,332	--	77,730
Construction	13,355	--	2,000	--	15,355
Home equity	4,775	--	--	--	4,775
Commercial business	9,295	--	--	--	9,295
Other consumer	26	--	--	--	26
	$174,626	$239	$4,239	$--	$179,104
	December 31, 2015
	Pass	Special Mention	Substandard	Doubtful	Total
One-to-four family residential owner occupied	$5,777	$--	$--	$--	$5,777
One-to-four family residential non-owner occupied	49,457	331	1,248	--	51,036
Multi-family residential	12,402	--	--	--	12,402
Commercial real estate	48,185	262	1,318	--	49,765
Construction	14,621	--	1,479	--	16,100
Home equity	7,409	--	--	--	7,409
Commercial business	2,576	--	--	--	2,576
Other consumer	71	--	--	--	71
	$140,498	$593	$4,045	$--	$145,136

Impaired Financing Receivables [Table Text Block]
	December 31, 2016
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	925	925	--	1,208	56
Multi-family residential	--	--	--	--	--
Commercial real estate	660	660	--	660	7
Construction	--	--	--	--	--
Home equity	49	49	--	82	6
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--

With an allowance recorded:
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	167	167	28	169	8
Multi-family residential	--	--	--	--	--
Commercial real estate	133	133	11	133	9
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--

Total:
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	1,092	1,092	28	1,377	64
Multi-family residential	--	--	--	--	--
Commercial real estate	793	793	11	793	16
Construction	--	--	--	--	--
Home equity	49	49	--	82	6
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	$1,934	$1,934	$39	$2,252	$86
	December 31, 2015
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
One-to-four family residential owner occupied	$--	$--	$--	$828	$15
One-to-four family residential non-owner occupied	653	659	--	1,464	62
Multi-family residential	--	--	--	66	5
Commercial real estate	--	--	--	1,085	77
Construction	--	--	--	--	--
Home equity	84	84	--	87	7
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--

With an allowance recorded:
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	321	321	33	556	22
Multi-family residential	--	--	--	--	--
Commercial real estate	133	133	7	332	9
Construction	--	--	--	--	--
Home equity	--	--	--	45	4
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--

Total:
One-to-four family residential owner occupied	$--	$--	$--	$828	$15
One-to-four family residential non-owner occupied	974	980	33	2,020	84
Multi-family residential	--	--	--	66	5
Commercial real estate	133	133	7	1,417	86
Construction	--	--	--	--	--
Home equity	84	84	--	132	11
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	$1,191	$1,197	$40	$4,463	$201

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
	December 31, 2016
	Number of Contracts	Recorded Investment	Non- Accrual	Accruing	Related Allowance
One-to-four family residential owner occupied	--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	5	551	--	551	28
Multi-family residential	--	--	--	--	--
Commercial real estate	1	133	--	133	11
Construction	--	--	--	--	--
Home equity	2	49	--	49	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	8	$733	$--	$733	$39
	December 31, 2015
	Number of Contracts	Recorded Investment	Non- Accrual	Accruing	Related Allowance
One-to-four family residential owner occupied	--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	5	564	--	564	25
Multi-family residential	--	--	--	--	--
Commercial real estate	1	133	--	133	7
Construction	--	--	--	--	--
Home equity	3	84	--	84	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	9	$781	$--	$781	$32

Contractual Aging of Troubled Debt Restructurings [Table Text Block]
	December 31, 2016
	Accruing Past Due Less than 30 Days	Past Due 30-89 Days	Greater than 90 Days	Non- Accrual	Total
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	551	--	--	--	551
Multi-family residential	--	--	--	--	--
Commercial real estate	133	--	--	--	133
Construction	--	--	--	--	--
Home equity	49	--	--	--	49
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	$733	$--	$--	$--	$733
	December 31, 2015
	Accruing Past Due Less than 30 Days	Past Due 30-89 Days	Greater than 90 Days	Non- Accrual	Total
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	564	--	--	--	564
Multi-family residential	-	--	--	--	--
Commercial real estate	133	--	--	--	133
Construction	-	--	--	--	--
Home equity	84	--	--	--	84
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	-
Total	$781	$--	$--	$--	$781

Schedule of Credit Losses for Financing Receivables, Current [Table Text Block]
	December 31, 2016
	1-4 Family Residential Owner Occupied	1-4 Family Residential Non- Owner Occupied	Multi- Family Residential	Commercial Real Estate	Construction	Home Equity	Commercial Business and Other Consumer	Unallocated	Total
Allowance for loan losses:
Beginning balance	$55	$486	$81	$389	$153	$50	$18	$81	$1,313
Charge-offs	--	--	--	--	--	--	--	--	--
Recoveries	--	--	--	--	--	--	--	--	--
Provision	(14)	17	22	227	(15)	(13)	69	(1)	292
Ending balance	$41	$503	$103	$616	$138	$37	$87	$80	$1,605
Ending balance evaluated for impairment
Individually	$--	$28	$--	$11	$--	$--	$--	$--	$39
Collectively	$41	$475	$103	$605	$138	$37	$87	$80	$1,566
Loans receivable:
Ending balance	$5,389	$51,893	$14,641	$77,730	$15,355	$4,775	$9,321	$--	$179,104
Ending balance evaluated for impairment
Individually	$--	$1,092	$--	$793	$--	$49	$--	$--	$1,934
Collectively	$5,389	$50,801	$14,641	$76,937	$15,355	$4,726	$9,321	$--	$177,170
	December 31, 2015
	1-4 Family Residential Owner Occupied	1-4 Family Residential Non- Owner Occupied	Multi- Family Residential	Commercial Real Estate	Construction	Home Equity	Commercial Business and Other Consumer	Unallocated	Total
Allowance for loan losses:
Beginning balance	$75	$418	$60	$324	$122	$46	$7	$96	$1,148
Charge-offs	--	(110)	--	(21)	--	(45)	--	--	(176)
Recoveries	--	--	--	21	--	--	--	--	21
Provision	(20)	178	21	65	31	49	11	(15)	320
Ending balance	$55	$486	$81	$389	$153	$50	$18	$81	$1,313
Ending balance evaluated for impairment:
Individually	$--	$33	$--	$7	$--	$--	$--	$--	$40
Collectively	$55	$453	$81	$382	$153	$50	$18	$81	$1,273

Loans receivable:
Ending balance	$5,777	$51,036	$12,402	$49,765	$16,100	$7,409	$2,647	$--	$145,136
Ending balance evaluated for impairment
Individually	$--	$974	$--	$133	$--	$84	$--	$--	$1,191
Collectively	$5,777	$50,062	$12,401	$49,632	$16,100	$7,325	$2,647	$--	$143,945

Schedule of Financing Receivables, Non Accrual Status [Table Text Block]
	December 31, 2016	December 31, 2015
One-to-four family residential owner occupied	$--	$--
One-to-four family residential non-owner occupied	541	186
Multi-family residential	--	--
Commercial real estate	660	--
Construction	--	--
Home equity	--	--
Commercial business	--	--
Other consumer	--	--
	$1,201	$186

Past Due Financing Receivables [Table Text Block]
	December 31, 2016
	30-90 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans Receivable	Loans Receivable > 90 Days and Accruing

One-to-four family residential owner occupied	$310	$9	$319	$5,070	$5,389	$9
One-to-four family residential non-owner occupied	271	778	1,049	50,844	51,893	237
Multi-family residential	--	--	--	14,641	14,641	--
Commercial real estate	385	777	1,162	76,568	77,730	117
Construction	596	308	904	14,451	15,355	308
Home equity	115	--	115	4,660	4,775	--
Commercial business	43	--	43	9,252	9,295	--
Other consumer	--	--	--	26	26	--
	$1,720	$1,872	$3,592	$175,512	$179,104	$671
	December 31, 2015
	30-90 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans Receivable	Loans Receivable > 90 Days and Accruing

One-to-four family residential owner occupied	$253	$--	$253	$5,524	$5,777	$--
One-to-four family residential non-owner occupied	1,227	590	1,817	49,219	51,036	404
Multi-family residential	--	--	--	12,402	12,402	--
Commercial real estate	894	262	1,156	48,609	49,765	262
Construction	558	--	558	15,542	16,100	--
Home equity	55	--	55	7,354	7,409	--
Commercial business	--	--	--	2,576	2,576	--
Other consumer	--	--	--	71	71	--
	$2,987	$852	$3,839	$141,297	$145,136	$666